Trade and Other Payables (Details) - Schedule of trade and other payables - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Schedule of trade and other payables [Abstract]
Trade payables	R 91,415	R 57,109
Accrued expenses	122,435	84,028
Sundry creditors	14,233	7,675
Value added tax	46,372	22,160
Dividend payable – Non-controlling interest (Mozambique)	7,427
Total payables	R 281,882	R 170,972